Condensed Financial Information of the Parent Company - Summary of Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,560,031	$ 220,808	¥ 1,137,473	$ 160,999		¥ 1,588,278
Total current assets	1,693,087	239,641	1,361,319	192,682		2,036,861
Other non-current assets			18,331	2,594
Total assets	2,048,722	289,979	1,737,572	245,937		2,375,938
Current liabilities
Accruals and other payables	243,068	34,404	273,553	38,719		67,674
Ordinary shares to be issued to Everest			258,119	36,534
Warrant liabilities						5,618
Total current liabilities	251,270	35,565	588,479	83,294		346,158
Convertible promissory notes	69,138	9,787	68,199	9,652		67,026
Total liabilities	344,846	48,811	668,090	94,561		415,684
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized as of December 31, 2018 and 2019, 8,363,719 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	92	13	6	1		6
Treasury stock						(1)
Accumulated other comprehensive income (loss)	104,853	14,841	70,127	9,926		59,380
Accumulated deficit	(3,077,060)	(435,530)	(2,494,207)	(353,032)		(1,014,489)
Total shareholders' equity (deficit)	1,703,876	241,168	(2,034,695)	(287,992)	¥ (1,451,057)	(955,104)	¥ (299,795)	¥ (14,512)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	¥ 2,048,722	$ 289,979	1,737,572	245,937		2,375,938
Parent Company [Member]
Current assets
Cash and cash equivalents			719,269	101,806		603,234
Total current assets			719,269	101,806		603,234
Receivables due from subsidiaries			939,832	133,024		1,455,048
Other non-current assets			18,331	2,595
Total assets			1,677,432	237,425		2,058,282
Current liabilities
Accruals and other payables			117,977	16,699
Ordinary shares to be issued to Everest			258,119	36,534
Warrant liabilities						5,618
Total current liabilities			376,096	53,233		5,618
Convertible promissory notes			68,199	9,653		67,026
Deficit in subsidiaries			163,655	23,163		25,384
Total liabilities			607,950	86,049		98,028
Mezzanine equity
Mezzanine equity			3,104,177	439,368		2,915,358
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized as of December 31, 2018 and 2019, 8,363,719 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)			6	1		6
Treasury stock						(1)
Additional paid-in capital			389,379	55,113
Accumulated other comprehensive income (loss)			70,127	9,926		59,380
Accumulated deficit			(2,494,207)	(353,032)		(1,014,489)
Total shareholders' equity (deficit)			(2,034,695)	(287,992)		(955,104)
Total liabilities, mezzanine equity and shareholders' equity (deficit)			1,677,432	237,425		2,058,282
Series A Convertible Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity
Mezzanine equity			687,482	97,037		687,482
Series B Convertible Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity
Mezzanine equity			921,243	130,393		921,243
Series C Convertible Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity
Mezzanine equity			1,306,633	184,942		¥ 1,306,633
Series C-1 Convertible Preferred Shares [Member] | Parent Company [Member]
Mezzanine equity
Mezzanine equity			¥ 188,819	$ 26,726